Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property Plant And Equipment
Tangible assets in the consolidated balance sheets

The detail, by class of asset, of the tangible assets in the consolidated balance sheets is as follows:

Thousand of reais
Cost	Land and buildings	IT equipment and fixtures	Furniture and vehicles	Leased Fixed Assets	Others	Total
Balance on December 31, 2018	2,779,038	4,628,325	9,231,131	-	1,683	16,640,177
Initial adoption IFRS 16	-	-	-	2,465,750	-	2,465,750
Additions	85,333	826,685	1,012,395	-	370	1,924,783
Additions resulting mergers	-	-	-	689,982	-	689,982
Cancellation of lease agreements	-	-	-	(72,951)	-	(72,951)
Write-off	(17,041)	(122,926)	(122,279)	-	-	(262,246)
Transfers	(7,160)	13,236	51,445	-	-	57,521
Balance on December 31, 2019	2,840,170	5,345,320	10,172,692	3,082,781	2,053	21,443,016

Initial adoption IFRS 16	-	-	-	-	-	-
Additions	8,831	559,388	667,704	-	-	1,235,923
Additions resulting mergers	-	-	-	738,603	-	738,603
Cancellation of lease agreements	-	-	-	(246,308)	-	(246,308)
Write-off	(23,771)	(2,241,220)	(416,600)	-		(2,681,591)
Transfers	(8,485)	120,158	39,861	-	(806)	150,728
Balance on December 31, 2020	2,816,745	3,783,646	10,463,657	3,575,076	1,247	20,640,371

Initial adoption IFRS 16	-	-	-	-	-	-
Additions	32,959	435,858	693,957	-	-	1,162,774
Additions by Company Acquisition	-	-	-	103,449	-	103,449
Cancellation of lease agreements	-	-	-	(254,101)	-	(254,101)
Write-off	(50,181)	(1,584,956)	(402,817)	-	-	(2,037,954)
Transfers	-	651,607	(468,561)	-	-	183,046
Balance on December 31, 2021	2,799,523	3,286,155	10,286,236	3,424,424	1,247	19,797,585

Accumulated depreciation	Land and buildings	IT equipment and fixtures	Furniture and vehicles	Leased Fixed Assets	Others	Total
Balance on December 31, 2018	(760,844)	(3,714,712)	(5,511,258)	-	-	(9,986,814)
Additions	(93,455)	(482,256)	(730,993)	(564,132)	-	(1,870,836)
Write-off	10,517	148,486	65,016	8,316	-	232,335
Transfers	15,091	10,272	(9,183)	-	-	16,180
Balance on December 31, 2019	(828,691)	(4,038,210)	(6,186,418)	(555,816)	-	(11,609,135)

Additions	(86,954)	(537,908)	(846,881)	(568,062)	-	(2,039,805)
Write-off	11,020	2,263,857	359,618	-	-	2,634,495
Transfers	1,765	66,717	(88,612)	-	-	(20,130)
Balance on December 31, 2020	(902,860)	(2,245,544)	(6,762,293)	(1,123,878)	-	(11,034,575)

Additions	(108,946)	(291,174)	(896,705)	(553,955)	-	(1,850,780)
Write-off	38,337	940,737	448,471	572,833	-	2,000,378
Transfers	-	10	(102,187)	-	-	(102,177)
Additions by Company Acquisition	-	-	-	-	-	-
Change in scope of consolidation	-	-	-	-	-	-
Balance on December 31, 2021	(973,469)	(1,595,971)	(7,312,714)	(1,105,000)	-	(10,987,154)

Losses from non-recovery (impairment)
Balance on December 31, 2018	(13,859)	-	(50,529)	-	-	(64,388)
Impacts on results	(587)	-	13,050	-	-	12,463
Balance on December 31, 2019	(14,446)	-	(37,479)	-	-	(51,925)

Impacts on results	(11,162)	-	7,789	-	(13,387)	(16,760)
Balance on December 31, 2020	(25,608)	-	(29,690)	-	(13,387)	(68,685)

Impacts on results	3,310	-	38,729	-	-	42,039
Balance on December 31, 2021	(22,298)	-	9,039	-	(13,387)	(26,646)

Carrying amount
Balance on December 31, 2019	1,997,033	1,307,110	3,948,795	2,526,965	2,053	9,781,957
Balance on December 31, 2020	1,888,277	1,538,102	3,671,674	2,451,198	(12,140)	9,537,111
Balance on December 31, 2021	1,803,756	1,690,184	2,982,561	2,319,424	(12,140)	8,783,785